Summary of Material Accounting Policies - Special survey and dry-docking costs (Details)	12 Months Ended
Dec. 31, 2023
Summary of Material Accounting Policies
Term between special survey/dry-docking until vessel reaches 10 years of age	5 years
Term between special survey/dry-docking after vessel reaches 10 years of age	2 years 6 months